Notes to the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	December 31
	2019	2020	2021
	EUR k	EUR k	EUR k
Belgium
GSK	—	8,809	74,298
Germany
Boehringer Ingelheim	2,474	1,885	26,003
Others	104	—	—
Netherlands
Genmab	—	2,628	1,770
Switzerland
CRISPR	519	695	919
United States
Eli Lilly	14,319	34,854	—
Total	17,416	48,871	102,990

Summary of upfront payments and related revenues recognized

		Upfront payments included
	Upfront payments	in contract liabilities at		Revenue recognized from upfront payments
Customer		December 31, 2020	December 31, 2021	2019	2020	2021

	(in thousands)	(in thousands of Euro)	(in thousands of Euro)	(in thousands of Euro)
GSK	EUR 195,000	112,222	135,494	—	7,778	51,728
Boehringer Ingelheim	EUR 30,000	14,003	—	1,951	1,867	14,003
Genmab	USD 10,000 (EUR 8,937) *	7,150	5,362	—	1,787	1,787
CRISPR	USD 3,000 (EUR 2,524)*	1,549	1,239	310	310	310
Eli Lilly	USD 50,000 (EUR 42,200)*	—	—	3,516	34,855	—
BMBF	EUR 124,502 **	61,122	—	—	—	—
European Commission	EUR 450,000 **	450,000	—	—	—	—
Total		646,046	142,095	5,777	46,597	67,828

Schedule of contract balances

	December 31,	December 31,
	2020	2021
	EUR k	EUR k
Trade receivables	1,014	18,504
Contract assets	808	—
Contract liabilities	658,046	142,095

Schedule of Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end

	Year ended December 31,
	2020	2021
Within one year	157,985	55,750
More than one year	500,061	86,345
Total	658,046	142,095

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	2019	2020	2021
	EUR k	EUR k	EUR k
Personnel	(9,855)	(2,896)	(22,159)
Materials	(7,542)	(1,598)	(46,250)
Third-party services	(7,268)	(2,652)	(145,515)
Maintenance and lease	(1,060)	(1,016)	(2,874)
Amortization, depreciation and derecognition	(2,038)	(5,913)	(21,262)
Other	(220)	(98)	(135)
Total	(27,983)	(14,173)	(238,195)

Selling and distribution expenses consist of the following:

	2019	2020	2021
	EUR k	EUR k	EUR k
Personnel	(1,263)	(631)	(1,369)
Maintenance and lease	(167)	(1)	(1)
Amortization and depreciation	(81)	(98)	(86)
Other	(244)	(3)	(287)
Total	(1,755)	(733)	(1,743)

R&D expenses consists of the following:

	2019	2020	2021
	EUR k	EUR k	EUR k
Materials	(4,015)	(29,834)	(232,292)
Personnel	(14,385)	(21,313)	(33,733)
Amortization and depreciation	(474)	(2,578)	(4,259)
Patents and fees to register a legal right	(4,551)	(7,337)	(11,157)
Third-party services	(18,626)	(51,306)	(531,827)
Maintenance and lease	(670)	(717)	(347)
Other	(521)	(723)	(2,292)
Total	(43,242)	(113,808)	(815,907)

General and administrative expenses include the following:

	2019	2020	2021
	EUR k	EUR k	EUR k
Personnel	(31,645)	(29,884)	(37,393)
Maintenance and lease	(4,604)	(2,505)	(4,306)
Third-party services	(5,970)	(6,914)	(28,875)
Legal and other professional services	(2,110)	(3,531)	(9,230)
Amortization and depreciation	(2,182)	(6,020)	(8,895)
Other	(2,458)	(4,700)	(11,703)
Total	(48,969)	(53,554)	(100,402)

Schedule of other operating income

	2019	2020	2021
	EUR k	EUR k	EUR k
Grants and other reimbursements from government agencies and similar bodies	5,385	23,736	66,394
Income from reversal of provisions	—	—	272
Other	202	414	1,036
Total	5,587	24,150	67,702